A. O. Smith Corporation Master Trust - Investments in Master Trust (Details) - EBP 018 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total investments	$ 627,232,739	$ 597,567,931
Master Trust
EBP, Master Trust [Line Items]
Total investments	627,232,739	594,940,751
Plan Interest
EBP, Master Trust [Line Items]
Total investments	627,232,739	594,940,751
Mutual Funds | Master Trust
EBP, Master Trust [Line Items]
Total investments	228,903,211	208,931,038
Mutual Funds | Plan Interest
EBP, Master Trust [Line Items]
Total investments	228,903,211	208,931,038
Common/Collective trusts | Master Trust
EBP, Master Trust [Line Items]
Total investments	398,329,528	386,009,713
Common/Collective trusts | Plan Interest
EBP, Master Trust [Line Items]
Total investments	$ 398,329,528	$ 386,009,713